EQ Advisors TrustSM

Prospectus dated May 1, 2005

This Prospectus describes eleven (11) Portfolios* offered by EQ Advisors Trust and the Class IA or Class IB shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

Domestic Stock Portfolios

EQ/Bernstein Diversified Value

EQ/Calvert Socially Responsible

EQ/Capital Guardian Research

EQ/Capital Guardian U.S. Equity

EQ/Equity 500 Index

EQ/FI Small/Mid Cap Value

EQ/MFS Emerging Growth Companies

EQ/Small Company Index

International Stock Portfolios

EQ/Alliance International

EQ/Capital Guardian International

Fixed Income Portfolios

EQ/Alliance Intermediate Government Securities

*	Not all of these Portfolios may be available in your variable life or annuity product. In addition, certain of these Portfolios may be available only as underlying investment portfolios of The AXA Allocation Portfolios and may not be available directly as an investment option in your variable life or annuity product. Please consult your product prospectus to see which Portfolios are available under your contract.

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Version #12R

(53492)

EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of fifty-eight (58) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA or Class IB shares of eleven (11) of the Trust’s Portfolios. Each Portfolio is a diversified Portfolio. Information on each Portfolio, including investment objectives, investment strategies and investment risks can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of this Prospectus.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”) (formerly known as “The Equitable Life Assurance Society of the United States” or “Equitable”), AXA Life and Annuity Company, MONY Life Insurance Company, MONY Life Insurance Company of America, other affiliated or unaffiliated insurance companies and to The Equitable Investment Plan for Employees, Managers and Agents (“Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract. Please read that prospectus carefully and retain it for future reference.

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), is the investment manager to each Portfolio. The day-to-day portfolio management of each Portfolio is provided by investment sub-advisers (the “Advisers”). Information regarding the Manager and the Advisers is included under “Management of the Trust” and “About the Investment Portfolios” in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Trust’s Board of Trustees. In such circumstances, shareholders would receive notice of such action.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolios

This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective of a Portfolio is not a fundamental policy and may be changed without a shareholder vote.

As described more fully on the following pages the EQ/Capital Guardian U.S. Equity, EQ/Equity 500 Index, EQ/FI Small/Mid Cap Value, EQ/Small Company Index, EQ/Alliance Intermediate Government Securities, Portfolios each have a policy that it will invest 80% of its net assets in the particular type of investment suggested by its name. This policy may not be changed without providing sixty (60) days’ written notice to the shareholders of the affected Portfolio.

For temporary defensive purposes, each Portfolio (other than the EQ/Equity 500 Index and EQ/Small Company Index) may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that a Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment goal.

Please note that:

•	A fuller description of each of the principal risks and of the benchmarks is included in the section “More Information on Principal Risks and Benchmarks,” which follows the description of each Portfolio in this section of the Prospectus.

•	Additional information concerning each Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolios	EQ Advisors Trust

Domestic Stock Portfolios

EQ/Bernstein Diversified Value Portfolio

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities that are trading at a discount to their long term earnings power, usually because of a situation the Adviser’s research suggests will be temporary. The Adviser also may own securities if they reduce portfolio risk or are diversifying to the Portfolio. Equity securities include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks.

In managing the Portfolio, the Adviser uses a value-oriented, “bottom-up” approach (individual stock selection) to find companies that have:

•	low price to earnings ratios;

•	high yield;

•	unrecognized assets;

•	the possibility of management change; and/or

•	the prospect of improved profitability.

The Portfolio may also invest up to 20% of its assets in U.S. Government securities and investment grade debt securities of domestic corporations rated BBB or better by S&P or Baa or better by Moody’s.

The Portfolio may also invest up to 10% of its assets in foreign equity or debt securities, or depositary receipts.

The Portfolio may also invest without limitation in high-quality short-term money market instruments. The Portfolio may engage in options transactions, including writing covered call options or foreign currencies to offset costs of hedging and writing and purchasing put and call options on securities. Although the portfolio will engage in options transactions primarily to hedge its Portfolio, it may use options to increase returns and there is the risk that these transactions sometimes may reduce returns or increase volatility.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

•	Foreign Securities Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The Portfolio’s commencement date is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because Alliance Capital was not the Adviser to the Portfolio prior to March 1, 2001.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
23.34% (1998 4th Quarter)	–18.23% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Bernstein Diversified Value Portfolio — Class IB Shares	13.46%	4.99%	6.80%
Russell 1000 Value Index*	16.49%	5.27%	6.99%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would

EQ Advisors Trust	About the investment portfolios	5

Domestic Stock Portfolios (continued)

increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Bernstein Diversified Value Portfolio	Class IB Shares
Management Fee	0.63%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.95%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses**	0.95%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Total Annual Portfolio Operating Expenses for Class IB Shares of the Portfolio for the fiscal year ended December 31, 2004.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$303
5 Years	$525
10 Years	$1,166

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, NY 10105. Alliance Capital has been the Adviser to the Portfolio since March 1, 2001. Alliance Capital, through its Bernstein Investment Research and Management Unit (“Bernstein”) manages the Portfolio. As of December 31, 2004 Alliance Capital Had $539 billion in assets under management.

Bernstein’s field of expertise is the value style of investment management. Bernstein’s approach of equity investment for most of its equity services is value oriented, with value defined as the relationship between a security’s current price and its normal or long-term earnings power as determined by its investment research.

The management of and investment decisions for the Portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of Alliance Capital’s large internal research staff. No one person is principally responsible for making recommendations for the Portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx.

Marilyn Fedak has been Chief Investment Officer — US Value Equities and Chairman of the US Value Equity Investment Policy Group since 1993. In 2003, she became head of the Bernstein value equities business. She serves on Alliance Capital’s Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fedak had served on the board of directors of Sanford C. Bernstein & Co., Inc. from 1994 until the combination with Alliance Capital in 2000.

John Mahedy was named Co-Chief Investment Officer — US Value Equities in 2003. He continues to serve as Director of Research — US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst in Bernstein’s institutional research and brokerage unit.

John Phillips is a senior portfolio manager and member of the US Value Equity Investment Policy Group. He is also chairman of Bernstein’s Proxy Voting Committee. Mr. Phillips joined Bernstein in 1994 and has had portfolio management responsibilities since that time.

Chris Marx is a senior portfolio manager and member of the US Value Equity Investment Policy Group. He joined Alliance Capital in 1997 as a research analyst and has covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

6	About the investment portfolios	EQ Advisors Trust

EQ/Calvert Socially Responsible Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks of medium to large U.S. companies that meet both investment and social criteria. For purposes of this Portfolio, companies having market capitalizations greater than $1 billion are considered medium to large companies. The practical application of this strategy involves Calvert and Brown Capital using a rigorous and tandem two-step investment process for evaluating potential investments. Once identified as an attractive financial opportunity, a critical second evaluation of the company’s performance on a variety of social issues is performed. The financial analysis is done by Brown Capital’s Mid/Large Investment team. Calvert’s in-house Social Research Department conducts the analysis of each company’s societal impact.

The Portfolio invests in companies that are committed to meeting the challenges of the future with an expanded view of corporate responsibility. More than a matter of “doing the right thing,” it also makes good business sense.

Investment Criteria: Brown Capital’s investment process balances the growth potential of investments with the price or value of the investment in order to identify stocks that offer above average growth potential at reasonable prices. Brown Capital evaluates each stock in terms of its growth potential, the return on risk-free investments, and the specific risk features of the company to determine the reasonable price for the stock.

The Portfolio may invest up to 10% of its total assets in foreign securities. The Portfolio also may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be readily sold because there is no active market for them.

The Portfolio may invest in derivative instruments, such as foreign currency contracts (up to 5% of its total assets), options on securities and indices (up to 5% of its total assets), and futures contracts (up to 5% of its net assets).

Social Criteria: Calvert analyzes investments from a social perspective. Calvert’s in-house Social Research Department, which includes specialists in the environment, labor, human rights, community relations and defense, conducts the social analysis.

The purpose of the research is to complement the financial analysis on a company with a full picture of what a company does, what it stands for, and what its operations and procedures are, as well as what it plans to do in the future and where it is heading.

The Portfolio seeks to invest in companies that:

•	deliver safe products and services in ways that sustain our natural environment. For example, the Portfolio looks for companies that produce energy from renewable resources, while avoiding consistent polluters;

•	manage with participation throughout the organization in defining and achieving objectives. For example, the Portfolio looks for companies that offer employee stock ownership or profit-sharing plans;

•	negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the U.S. Equal Employment Opportunity Commission, and provide opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, the Portfolio considers both unionized and non-union firms with good labor relations; and

•	foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized. For example, the Portfolio looks for companies with an above average commitment to community affairs and charitable giving.

The Portfolio will not invest in companies that Calvert determines to be significantly engaged in:

•	production of or the manufacture of equipment to produce nuclear energy;

•	business activities in support of repressive regimes;

•	manufacture of weapon systems;

•	manufacture of alcoholic beverages or tobacco products;

•	operation of gambling casinos; or

•	a pattern and practice of violating the rights of indigenous people.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Liquidity Risk

•	Mid-Cap Company Risk

EQ Advisors Trust	About the investment portfolios	7

Domestic Stock Portfolios (continued)

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 1999. The table shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
16.47% (2001 4th Quarter)	–19.77% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Calvert Socially Responsible Portfolio — Class IB Shares	3.59%	–4.19%	–2.58%
Russell 3000 Index*	11.95%	–1.16%	1.08%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Calvert Socially Responsible Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.29%
Total Annual Portfolio Operating Expenses	1.19%
Less Fee Waiver/Expense Reimbursement*	(0.14)%
Net Total Annual Portfolio Operating Expenses**	1.05%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 1.00%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$364
5 Years	$641
10 Years	$1,431

WHO MANAGES THE PORTFOLIO

Calvert Asset Management Company, Inc. (“Calvert”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Calvert

8	About the investment portfolios	EQ Advisors Trust

has been the Adviser to the Portfolio since the Portfolio commenced operations. It has been managing mutual funds since 1976. Calvert is the investment adviser for over 28 mutual fund portfolios, including the first and largest family of socially screened funds. Calvert provides the social investment research and screening of the Portfolio’s investments. As of December 31, 2004, Calvert had over $10 billion in assets under management.

Brown Capital Management, Inc. (“Brown Capital”), 1201 North Calvert Street, Baltimore, Maryland 21201. Brown Capital is an investment manager for other mutual fund portfolios as well. As of December 31, 2004, Brown Capital had over $5.3 billion in assets under management. Brown Capital initially identifies potential investments for the Portfolio, which are then promptly screened by Calvert using the Portfolio’s social criteria.

The management of and investment decisions for the Portfolio are made by the Large/mid cap team of Brown Capital. Each member of the investment team serves as both portfolio manager and analyst, generating investment ideas and conducting in house fundamental research in the security selection process. By design, every portfolio manager is a generalist as it relates to their investment research responsibilities. The team generally meets twice a week, in addition to informal daily discussions, to unearth new ideas, growth opportunities and evaluate existing investments. The well-defined process fosters consensus team decisions with no bureaucracy. The members of the Large/Mid Cap team are: Eddie Brown, Maurice Haywood, Cal Baker and Stephon Jackson.

Eddie C. Brown, founder and President of Brown Capital, heads the management team for the Portfolio. Mr. Brown founded Brown Capital in 1983. He has over 25 years of investment management experience, and has held positions with T. Rowe Price Associates, Inc. and Irwing Management Company.

Maurice L. Haywood, Vice President and Portfolio Manager/Analyst has been with Brown Capital in that capacity since 2000. Prior to joining Brown Capital, Mr. Haywood was a Partner and Investment Analyst with Holland Capital Management and First National Bank of Chicago.

Calvin H. Baker, Vice President and Portfolio Manager/Analyst has been with Brown Capital in that capacity since 2000. Prior to that time Mr. Baker was Chief Financial Officer and Treasurer with the Wisconsin Energy Corporation for more than 9 years.

Stephon A. Jackson, Vice President and Portfolio Manager/Analyst has been with Brown Capital in that capacity since 1997.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	9

Domestic Stock Portfolios (continued)

EQ/Capital Guardian Research Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of United States issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other United States registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase. The Portfolio seeks long-term growth of capital through investments in a portfolio comprised primarily of equity securities; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.

The Portfolio may invest up to 15% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter:	Worst quarter:
16.00% (2003 2nd Quarter)	–18.37% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian Research Portfolio — Class IB Shares	10.89%	2.65%	3.58%
S&P 500 Index*	10.88%	–2.30%	–0.21%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

10	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian Research Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.95%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses**	0.95%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 0.90%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$303
5 Years	$525
10 Years	$1,166

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2004, Capital Guardian had $162 billion in assets under management.

Alan Wilson, Director and Senior Vice President of Capital Guardian since September 2004. He is primarily responsible for the day-to-day management of the Portfolio. Mr. Wilson was Vice President for more than five years prior to September 2004 and has had portfolio management responsibilities at Capital Guardian for 14 years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	11

Domestic Stock Portfolios (continued)

EQ/Capital Guardian U.S. Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser seeks to accomplish the Portfolio’s investment objective through constant supervision, careful securities selection and broad diversification.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of United States issuers and other equity investments that are tied economically to the United States. The Portfolio invests primarily in equity securities of United States companies with market capitalization greater than $1 billion at the time of purchase. In selecting securities for investment, the Adviser focuses primarily on the potential for capital appreciation and to a lesser degree, income. The Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.

The Portfolio may invest up to 15% of its total assets in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
18.40% (2003 2nd Quarter)	–19.20% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian U.S. Equity Portfolio — Class IB Shares	9.30%	2.92%	3.24%
S&P 500 Index*	10.88%	–2.30%	–0.21%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

12	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian U.S. Equity Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.95%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses**	0.95%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 0.93%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$303
5 Years	$525
10 Years	$1,166

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2004, Capital Guardian had $162 billion in assets under management.

Capital Guardian uses a multiple portfolio manager system in managing the Portfolio’s assets. Under this approach, the Portfolio is divided into segments managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by a fund’s objectives and policies and by Capital Guardian’s Investment Committee. In addition, Capital Guardian’s investment analysts may make investment decisions with respect to a portion of the Portfolio. The individual managers responsible for segments of the Portfolio are:

Terry Berkemeier — Senior Vice President since September 2004 and for more than five years prior thereto a Vice President of Capital Guardian. He is also Vice President of Capital Guardian has been an Investment Professional with Capital Guardian for 13 years.

Michael Ericksen — President of Capital Guardian from October 2002 and for more than five years prior thereto he was a Director of Capital Guardian. He is also President and a Director of Capital International Limited, an affiliate of Capital Guardian. He has been an investment professional at Capital Guardian for the past 18 years.

David Fisher — Chairman of the Board of Capital Guardian since December 1997. He has been an investment professional of Capital Guardian for the past 36 years.

Karen A. Miller — Senior Vice President of Capital Guardian since October 1999. Prior thereto she served as a Director from February 2000 through February 2003. She is also Director and Senior Vice President of Capital International Research, Inc., and affiliate of Capital Guardian has been an Investment Professional at Capital Guardian for the past 15 years.

Theodore R. Samuels — Director and Senior Vice President of Capital Guardian since 1995. He has been an Investment Professional at Capital Guardian for the past 24 years.

Eugene P. Stein — Vice Chairman of Capital Guardian since September 2002. Prior thereto, he was an Executive Vice President since January 1994. He has been an investment Professional at Capital Guardian for the past 33 years.

Alan Wilson — Director and Senior Vice President of Capital Guardian since September 2004. Mr. Wilson was Vice President for more than five years prior to September 2004 and has been an Investment Professional at Capital Guardian for 14 years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	13

Domestic Stock Portfolios (continued)

EQ/Equity 500 Index Portfolio

INVESTMENT OBJECTIVE: Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index (“S&P 500”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500.

The Adviser does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio has been constructed and is maintained by utilizing a replication construction technique. That is, the Portfolio will hold all 500 securities in the S&P 500 in the exact weight each represents in that Index.

Cash may be accumulated in the Portfolio until it reaches approximately 1% of the value of the Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P 500 and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets. The Portfolio may seek to increase income by lending its portfolio securities with a value of up to 50% of its total assets to brokers-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Equity Index Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Equity Index Portfolio whose inception date is March 1, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
21.05% (1998 4th Quarter)	–17.32% (2002 3rd Quarter)

Average Annual Total Return*
	One Year	Five Years	Ten Years
EQ/Equity 500 Index Portfolio — Class IB Shares	10.21%	–2.83%	11.32%
S&P 500 Index**	10.88%	–2.30%	12.07%
*	For periods prior to the inception of Class IB Shares (May 1, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

14	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Equity 500 Index Portfolio	Class IB Shares
Management Fee	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.55%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$56
3 Years	$176
5 Years	$307
10 Years	$689

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2004, Alliance Capital had $539 billion in assets under management.

The management of and investment decisions for the Portfolio are made by Alliance Capital’s Passive Equity Investment Team, which is responsible for management of all of Alliance Capital’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined Alliance in 1971 and joined the Passive Management Group in 1984.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	15

Domestic Stock Portfolios (continued)

EQ/FI Small/Mid Cap Value Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

The Adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in securities of companies with small to medium market capitalizations. Although a universal definition of small and medium market capitalization companies does not exist, for purposes of this Portfolio, the Adviser generally defines small and medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P Small Cap 600 Index or the Russell 2000 Index and the S&P Midcap 400 Index or the Russell MidCap Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small or medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions, and the composition of each index. The Adviser may also invest the Portfolio’s assets in companies with larger market capitalizations.

The Adviser invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average price/book, price/sale, or price/ earnings ratios. The stocks of these companies are often called “value” stocks. The Adviser may also invest in stocks that are not called value stocks.

The Adviser normally invests the Portfolio’s assets primarily in common stock. The Adviser may invest the Portfolio’s assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. The Portfolio may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective. If the Adviser’s strategies do not work as intended, the Portfolio may not achieve its objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to July 24, 2000.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
16.29% (2003 2nd Quarter)	–20.25% (1998 3rd Quarter)

16	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/FI Small/Mid Cap Value Portfolio — Class IB Shares	17.84%	7.94%	6.31%
Russell 2500 Value Index*	21.58%	16.05%	13.85%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/FI Small/Mid Cap Value Portfolio	Class IB Shares
Management Fee	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.07%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses**	1.07%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed 1.10%. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 1.05%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$109
3 Years	$340
5 Years	$590
10 Years	$306

WHO MANAGES THE PORTFOLIO

Fidelity Management & Research Company (“FMR”), 82 Devonshire Street, Boston, Massachusetts 02109, has been the Portfolio’s Adviser since July 24, 2000. As of December 31, 2004, FMR and its affiliate FMR Co., Inc. managed over $932.8 billion in discretionary assets.

Richard Fentin and James Harmon have been responsible for the day-to-day management of the Portfolio since December 2003. Mr. Fentin is a vice president and manager and has been associated with FMR as a portfolio manager, portfolio assistant and analyst since 1979. Mr. Harmon is a vice president and manager and has been associated with FMR as a portfolio manager, portfolio assistant and analyst since 1995.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	17

Domestic Stock Portfolios (continued)

EQ/MFS Emerging Growth Companies Portfolio

INVESTMENT OBJECTIVE: Seeks to provide long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, primarily in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of emerging growth companies. Emerging growth companies are companies that the Adviser believes are either:

•	early in their life cycle but have the potential to become major enterprises; or

•	are major enterprises which the Adviser believes have above-average growth prospects, whose rates of earnings growth are expected to accelerate because of special factors such as rejuvenated management, new products, changes in customer demand or basic changes in the economic environment.

For purposes of this Portfolio, emerging growth companies may be of any size and the Adviser would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and rate of inflation. The Portfolio’s investments may include securities traded in the over-the-counter markets.

The Adviser uses a “bottom-up” investment style in managing the Portfolio. This means the securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the Adviser.

In addition, the Adviser may invest up to 25% of the Portfolio’s assets in foreign securities, including those in emerging markets, or in cash and cash equivalents.

The Portfolio may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Emerging Market Risk

•	Growth Investing Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
53.01% (1999 4th Quarter)	–28.50% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/MFS Emerging Growth Companies Portfolio — Class IB Shares	12.63%	–12.52%	5.10%
Russell 3000 Growth Index*	6.93%	–8.87%	4.37%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

18	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/MFS Emerging Growth Companies Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses*	0.71%
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 0.91%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$98
3 Years	$306
5 Years	$531
10 Years	$1,178

WHO MANAGES THE PORTFOLIO

MFS Investment Management (“MFS”), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 2004, MFS had $146.2 billion in assets under management.

David Sette-Ducati and Eric B. Fishman are primarily responsible for the day-to-day management of the Portfolio. Mr. Sette-Ducati has been a Senior Vice President and Portfolio Manager at MFS since 2001. Prior to that time he served as Vice President and Portfolio Manager at MFS. Mr. Fishman has been Vice President and Portfolio Manager since April 2002. Prior to that time he was a research analyst with MFS since 2000.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	19

Domestic Stock Portfolios (continued)

EQ/Small Company Index Portfolio

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Adviser seeks to match the returns of the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000, using a process known as “optimization.” This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the Russell 2000. This approach helps to increase the Portfolio’s liquidity and reduce costs. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.

Over time, the correlation between the performance of the Portfolio and the Russell 2000 is expected to be 95% or higher before the deduction of Portfolio expenses. The Portfolio’s ability to track the Russell 2000 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the Russell 2000 or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks to track the Russell 2000, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

Securities index futures contracts and related options, warrants and convertible securities may be used for a number of reasons, including: to simulate full investment in the Russell 2000 while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or Russell 2000. These instruments are considered to be derivatives.

The Portfolio may invest to a lesser extent in short-term debt securities and money market securities to meet redemption requests or to facilitate investment in the securities included in the Russell 2000.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Liquidity Risk

•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing the yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to January 2, 2004.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
22.95% (2003 2nd Quarter)	–21.52% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Small Company Index Portfolio — Class IB Shares	17.67%	6.01%	6.74%
Russell 2000 Index*	18.33%	6.61%	7.21%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

20	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Small Company Index Portfolio	Class IB Shares
Management Fee	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.63%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses	0.63%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed 0.85%. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$64
3 Years	$202
5 Years	$351
10 Years	$786

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio since January 2, 2003. Alliance manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2004, Alliance Capital had $539 billion in assets under management.

The management of and investment decisions for the Portfolio are made by Alliance Capital’s Passive Equity Investment Team, which is responsible for management of all of Alliance Capital’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined Alliance in 1971 and joined the Passive Management Group in 1984.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	21

International Stock Portfolios

EQ/Alliance International Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in both growth-oriented and value-oriented stocks of non-U.S. companies. These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries.

The growth portion of the Portfolio invests primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies or foreign governmental enterprises that the Adviser believes have prospects for growth. This portion of the Portfolio may invest anywhere in the world (including developing countries or “emerging markets”), although it will not generally invest in the United States. Developing countries in which the growth portion of the Portfolio may invest include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa.

The portion of the Portfolio invested in value-oriented stocks will invest primarily in equity securities of issuers in countries that comprise the MSCI EAFE Index (Europe, Australia and the Far East) and Canada. MSCI EAFE countries currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. For this portion of the Portfolio, the Adviser uses a value oriented approach to stock selection in that it generally invests in stocks with low price-to-earnings ratios, low price-to-book ratios and high dividend yields. The value portion of the Portfolio will be diversified among many foreign countries (including developing countries or “emerging markets”) not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index.

The Portfolio intends to have represented in the Portfolio business activities in not less than three different countries.

The Portfolio may also invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Portfolio intends under normal market conditions to invest primarily in equity securities.

The Portfolio may also make use of various other investment strategies, including the purchase and sale of shares of other mutual funds investing in foreign securities. The Portfolio may also use derivatives, including: writing covered call and put options, purchasing purchase call and put options on individual equity securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

•	Foreign Securities Risk

Currency Risk

Emerging Market Risk

•	Growth Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last nine calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance International Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance International Portfolio whose inception date is April 3, 1995, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

22	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
25.49% (1999 4th Quarter)	–20.46% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Alliance International Portfolio — Class IA Shares	18.51%	–2.95%	4.59%
MSCI EAFE Index*	20.25%	–1.13%	5.56%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Alliance International Portfolio	Class IA Shares
Management Fee	0.73%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.85%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses**	0.85%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA Shares of the Portfolio for the fiscal year ended December 31, 2004 were 0.83%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$87
3 Years	$271
5 Years	$471
10 Years	$1,049

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2004, Alliance Capital had $539 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on Alliance Capital’s growth, value and fixed-income investment teams and, in turn, the fundamental research of Alliance Capital’s large internal research staff. Day-to-day responsibilities for coordinating the portfolio’s investments resides with Seth Masters, the Chief Investment Officer (“CIO”) of the Blend Investment Policy Team.

Mr. Masters has served as CIO — Style Blend and Core Equity services and headed the US and global style blend teams since 2002. He serves on Alliance Capital’s Executive Committee, a group of key senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. From 1994-2002, Mr. Masters was CIO — Emerging Markets Value equities, a service he took the lead in designing.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	23

International Stock Portfolios (continued)

EQ/Capital Guardian International Portfolio

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily (at least 80% of its net assets) in securities of non-U.S. issuers (including American Depositary Receipts and U.S. registered securities) and securities whose principal markets are outside of the U.S. The assets of the Portfolio can be invested with geographic flexibility, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. In addition, the Portfolio may invest in securities of issuers domiciled in other countries including developing countries. In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

The Portfolio primarily invests in common stocks, securities convertible into common stocks, warrants, rights, and non-convertible preferred stock. The Adviser emphasizes investments in companies with strong earnings growth. However, when the Adviser believes that market and economic conditions indicate that it is desirable to do so, the Portfolio may also purchase high-quality debt securities rated, at the time of purchase, within the top three quality categories by Moody’s or S&P (or unrated securities of equivalent quality), repurchase agreements, and short-term debt obligations denominated in U.S. dollars or foreign currencies.

Although the Portfolio does not intend to seek short-term profits, securities in the Portfolio will be sold whenever the Adviser believes it is appropriate to do so without regard to the length of time a particular security may have been held.

To the extent the Portfolio invests in non-U.S. dollar denominated securities or holds non-U.S. dollar assets, the Portfolio may hedge against possible variations in exchange rates between currencies by purchasing and selling currency futures or put and call options and may also enter into forward foreign currency exchange contracts to hedge against changes in currency exchange rates. The Portfolio may also cross-hedge between two non-U.S. currencies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

•	Foreign Securities Risk

Currency Risk

Emerging Market Risk

•	Growth Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last five calendar years, and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
18.63% (2003 2nd Quarter)	–19.81% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Year	Since Inception
EQ/Capital Guardian International Portfolio — Class IB Shares	13.68%	–3.92%	2.56%
MSCI EAFE Index*	20.25%	–1.13%	2.29%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

24	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian International Portfolio	Class IB Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	1.27%
Less Fee Waiver/Expense Reimbursement*	(0.07)%
Net Total Annual Portfolio Operating Expenses**	1.20%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 1.17%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$122
3 Years	$396
5 Years	$690
10 Years	$528

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been the Adviser to the Portfolio since its inception. Capital Guardian has been providing investment management services since 1968. As of December 31, 2004, Capital Guardian had $162 billion in assets under management.

Capital Guardian uses a multiple portfolio manager system in managing the Portfolio’s assets. Under this approach, the Portfolio is divided into segments managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by a fund’s objectives and policies and by Capital Guardian’s Investment Committee. In addition, Capital Guardian’s investment analysts may make investment decisions with respect to a portion of the Portfolio. The individual managers responsible for segments of the Portfolio are:

David Fischer Chairman of the Board of Capital Guardian for more than five years. He joined the Capital Guardian as an Investment Professional in 1969.

Arthur Gromadzki Director and Senior Vice President of Capital International Research, Inc. an affiliate of Capital Guardian. Mr. Gromadzki has been an Investment Professional with the Capital Guardian organization for 18 years.

Richard Havas Senior Vice President of Capital International, Inc. an affiliate of Capital Guardian. Mr. Havas has been with the Capital Guardian organization as an Investment Professional for 19 years.

Seung Kwak Senior Vice President for Capital International K.K, an affiliate of Capital Guardian for 3 years. She has been an Investment Professional with regional coverage responsibilities in Japan. Prior thereto she was an Investment Professional with Zurich Scudder Investments for 17 years.

Nancy Kyle Vice Chairman of Capital Guardian. She joined Capital Guardian as an Investment Professional in 1991.

John M.N. Mant Executive Vice President of Capital International Research, Inc., an affiliate of Capital Guardian. He is an Investment Professional with regional coverage responsibilities in Europe. Mr. Mant has been an Investment Professional with the Capital Guardian organization for 15 years.

Christopher A. Reed Vice President of Capital International Research, Inc., an affiliate of Capital Guardian. Mr. Reed has been an Investment Professional with the Capital Guardian organization for 12 years.

Lionel Sauvage Director and Senior Vice President of Capital Guardian. He joined Capital Guardian as an Investment Professional in 1987.

Nilly Sikorsky Chairman of Capital International L.A., an affiliate of Capital Guardian. She joined the Capital Guardian organization as an Investment Professional in 1962.

Rudolf Staehelin Senior Vice President of Capital International Research, Inc. an affiliate of Capital Guardian. Mr. Staehelin joined the Capital Guardian organization as an Investment Professional in 1981.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	25

Fixed Income Portfolios

EQ/Alliance Intermediate Government Securities Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with relative stability of principal.

THE INVESTMENT STRATEGY

Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Government securities and repurchase agreements and forward commitments relating to U.S. Government securities.

The Portfolio’s investments will generally have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note. Under normal circumstances, the Portfolio will have a dollar-weighted average maturity of more than three years but less than ten years. In some cases, the Adviser’s calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates in the mortgage-backed or asset-backed securities and foreign and domestic interest rates).

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

The Portfolio buys and sells securities with a view to maximizing current return without, in the opinion of the Adviser, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on the Adviser’s assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. The Portfolio also may purchase debt securities of non-government issuers that own mortgages. The Portfolio may also invest a substantial portion of its assets in money market instruments.

In order to enhance its current return, to reduce fluctuations in net asset value, and to hedge against changes in interest rates, the Portfolio may write covered call and put options on U.S. Government securities and may purchase call and put options on U.S. Government securities. The Portfolio may also enter into interest rate futures contracts with respect to U.S. Government securities, and may write and purchase options thereon. The Portfolio may also make secured loans of its portfolio securities without limitation and enter into repurchase agreement with respect to U.S. Government securities with commercial banks and registered broker-dealers.

The Portfolio may also make use of various other investment strategies, including covered short sales, and the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis.

For purposes of this Portfolio, U.S. Government securities include:

•	U.S. Treasury Bills: Direct obligations of the U.S. Treasury which are issued in maturities of one year or less.

•	U.S. Treasury Notes: Direct obligations of the U.S. Treasury issued in maturities which vary between one and ten years, with interest payable every six months.

•	U.S. Treasury Bonds: Direct obligations of the U.S. Treasury which are issued in maturities more than ten years from the date of issue, with interest payable every six months.

•	“Ginnie Maes”: Debt securities issued by a mortgage banker or other mortgagee and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association (“GNMA”) guarantees the timely payment of principal and interest. Ginnie Maes, although not direct obligations of the U.S. Government, are guaranteed by the U.S. Treasury.

•	“Fannie Maes”: The Federal National Mortgage Association (“FNMA”) is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA and supported by FNMA’s right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury. Fannie Maes are not issued by, or backed by the full faith and credit of, the U.S. Government.

•	“Freddie Macs”: The Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the U.S. Government, issues participation certificates (“PCs”) which represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not issued by, or backed by the full faith and credit of, the U.S. Government.

•	Governmental Collateralized Mortgage Obligations: These are securities issued by a U.S. Government instrumentality or agency which are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. These securities are not backed by the full faith and credit of the U.S. Government.

•	“Sallie Maes”: The Student Loan Marketing Association (“SLMA”) is a government-sponsored corporation owned entirely by private stockholders that provides liquidity for banks and other institutions engaged in the Guaranteed Student Loan Program. These loans are not issued by the U.S. Government and are either directly guaranteed by the U.S. Treasury or guaranteed by state agencies and reinsured by the U.S. Government. SLMA issues both short term notes and longer term public bonds to finance its activities.

26	About the investment portfolios	EQ Advisors Trust

The Portfolio may also invest in “zero coupon” U.S. Government securities which have been stripped of their unmatured interest coupons and receipts or in certificates representing undivided interests in such stripped U.S. Government securities and coupons. These securities tend to be more volatile than other types of U.S. Government securities.

Guarantees associated with U.S. Government Securities guarantee only the payment of principal at maturity and interest when due, and do not guarantee the securities’ yield or value or the yield or value of the Portfolio’s shares.

The Portfolio may also purchase collateralized mortgage obligations (“CMOs”) issued by non-governmental issuers and securities issued by real estate mortgage investment conduits (“REMICs”), but only if they are collateralized by U.S. Government securities. However, CMOs issued by entities other than U.S. Government agencies and instrumentalities and securities issued by REMICs are not considered U.S. Government securities for purposes of the Portfolio meeting its policy of investing at least 80% of its net assets in U.S. Government securities.

The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

Zero Coupon Risk

•	Portfolio Turnover Risk

•	Securities Lending Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Intermediate Government Securities Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Intermediate Government Securities Portfolio whose inception date is April 1, 1991, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
4.83% (2001 3rd Quarter)	–2.35% (2004 2nd Quarter)

Average Annual Total Returns*
	One Year	Five Years	Ten Years
EQ/Alliance Intermediate Government Securities Portfolio — Class IB Shares	1.97%	5.87%	5.97%
Lehman Brothers Intermediate Government Bond Index**	2.33%	6.57%	6.75%
*	For periods prior to the inception of Class IB Shares (May 1, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

EQ Advisors Trust	About the investment portfolios	27

Fixed Income Portfolios (continued)

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Alliance Intermediate Government Securities Portfolio	Class IB Shares
Management Fee	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.81%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$83
3 Years	$259
5 Years	$450
10 Years	$1,002

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2004, Alliance Capital had $539 billion in assets under management.

Kewjin Yuoh, Vice President and Portfolio Manager at Alliance Capital is responsible for day-to-day management of the Portfolio. Mr. Yuoh joined Alliance Capital in 1993 as a Vice President.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

28	About the investment portfolios	EQ Advisors Trust

2. More information on principal risks and benchmarks

Principal Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio’s investment results.

There is no guarantee that a Portfolio will achieve its investment ob-jective(s) or that it will not lose value.

General Investment Risks: Each Portfolio is subject to the following risks:

Adviser Selection Risk: The risk that AXA Equitable’s process for selecting or replacing an Adviser and its decision to select or replace an Adviser does not produce the intended result.

Asset Class Risk: There is the risk that the returns from the types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Security Risk: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk: The Adviser(s) for each Portfolio selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result the Portfolio may underperform other funds with the same objective or in the same asset class.

As indicated in “About the Investment Portfolios,” a particular Portfolio may also be subject to the following risks:

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable you to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

Derivatives Risk: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a hedge, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company’s operations.

Fixed Income Risk: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. When interest rates are declining, there are usually more prepayments of loans which will

EQ Advisors Trust	More information on principal risks and benchmarks	29

shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Portfolio’s yield. Prepayments also vary based on among other factors, general economic conditions and other demographic conditions.

Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio.

Credit risk is particularly significant for the Portfolios that may invest a material portion of their assets in “junk bonds” or lower-rated securities.

Interest Rate Risk: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Junk Bonds or Lower Rated Securities Risk: Bonds rated below investment grade (i.e. BB by S&P or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

Mortgage-Backed Securities Risk: In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to the risks of interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. In addition, when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Foreign Securities Risk: A Portfolio’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect a Portfolio’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

Currency Risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio’s investment in securities denominated in a foreign currency or may widen existing losses.

Emerging Market Risk: There are greater risks involved in investing in emerging market countries and/or their securities

30	More information on principal risks and benchmarks	EQ Advisors Trust

markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s foreign investments.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Growth Investing Risk: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

Index-Fund Risk: The EQ/Equity 500 Index and EQ/Small Company Index Portfolios invest in the securities included in the relevant index or substantially identical securities regardless of market trends. The Portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Liquidity Risk: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it can not sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

Portfolio Turnover Risk: The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio and its shareholders, which would reduce investment returns.

Securities Lending Risk: For purposes of realizing additional income, each Portfolio may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Small-Cap and/or Mid-Cap Company Risk: A Portfolio’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

EQ Advisors Trust	More information on principal risks and benchmarks	31

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

32	More information on principal risks and benchmarks	EQ Advisors Trust

Benchmarks

The performance of each of the Trust’s Portfolios as shown in the section “About the Investment Portfolios” compares each Portfolio’s performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios’ annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

The Lehman Brothers Intermediate Government Bond Index represents an unmanaged group of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

The MSCI EAFE® Index (Europe, Australasia, Far East) (“MSCI EAFE”) contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. MSCI EAFE Index returns assume dividends reinvested net of withholding taxes and do not reflect any fees or expenses.

The Russell 3000® Index (“Russell 3000”) is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000® Growth Index is an unmanaged index that measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Index (“Russell 1000”) is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, and represents approximately 92% of the total market capitalization of the Russell 3000.

The Russell 1000® Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

The Russell 2000® Index (“Russell 2000”) is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 8% of the total market capitalization of the Russell 3000.

The Russell 2500™ Index (“Russell 2500”) is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000, which represents approximately 16% of the total market capitalization of the Russell 3000.

The Russell 2500™ Growth Index is an unmanaged index which measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500™ Value Index is an unmanaged index which measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

EQ Advisors Trust	More information on principal risks and benchmarks	33

3. Management of the Trust

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section “About The Investment Portfolios.”

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among fifty-eight (58) Portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IA or Class IB shares of eleven (11) Portfolios. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios, including the selection of Advisers. The Manager plays an active role in monitoring each Portfolio and Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the Portfolios’ investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser’s overall business. The Manager monitors continuity in the Adviser’s operations and changes in investment personnel and senior management. The Manager performs annual due diligence reviews with each Adviser.

The Manager obtains detailed information concerning Portfolio and Adviser performance and Portfolio operations that is used to supervise and monitor the Advisers and the Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. The Manager may add to, dismiss or substitute for the Advisers responsible for managing a Portfolio’s assets subject to the approval of the Trust’s Board of Trustees. The Manager also has discretion to allocate each Portfolio’s assets among the Portfolio’s Advisers. The Manager recommends Advisers for each Portfolio to the Trust’s Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Manager has received an order from the SEC to permit it and the Trust’s Board of Trustees to select and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust’s Board of Trustees, to appoint and replace Advisers and to amend advisory agreements without obtaining shareholder approval. Shareholders will receive notice upon the appointment of a new Adviser. However, the Manager may not enter into an advisory agreement with an “affiliated person” of AXA Equitable (as that term is defined in Section 2(a)(3) of the 1940 Act) (“Affiliated Adviser”), such as Alliance Capital Management L.P., or Boston Advisors, Inc., unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio’s shareholders.

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreement with AXA Equitable and the investment advisory agreements with the Advisers is available in the Trust’s Statement of Additional Information.

Management Fees

Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio’s average daily net assets) that the Manager received in 2004 for managing each of the Portfolios included in the table and the rate of the management fees waived by the Manager in 2004 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust with respect to certain of the Portfolios.

Management Fees Paid by the Portfolios in 2004

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/Alliance Intermediate Government Securities	0.50%	0.00%
EQ/Alliance International	0.73%	0.00%
EQ/Bernstein Diversified Value	0.63%	0.00%
EQ/Calvert Socially Responsible	0.65%	0.14%
EQ/Capital Guardian International	0.85%	0.07%
EQ/Capital Guardian Research	0.65%	0.00%
EQ/Capital Guardian U.S. Equity	0.65%	0.00%
EQ/Equity 500 Index	0.25%	0.00%
EQ/FI Small/Mid Cap Value	0.74%	0.00%
EQ/MFS Emerging Growth Companies	0.65%	0.00%
EQ/Small Company Index	0.25%	0.00%

34	Management of the Trust	EQ Advisors Trust

The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which would result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval.

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Portfolio pays AXA Equitable a fee at an annual rate of 0.04% of the first $3 billion of total Trust average daily net assets, 0.03% of the next $3 billion, 0.025% of the next $4 billion, and 0.0225% of the total Trust average daily net assets in excess of $10 billion, plus $30,000 for each Portfolio and an additional $30,000 for each portion of the Portfolio.

Expense Limitation Agreement

In the interest of limiting until April 30, 2006 the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) are limited to the following respective expense ratios:

Expense Limitation Provisions

Portfolios	Total Expenses Limited to (% of daily net assets)
EQ/Alliance International†	0.85%
EQ/Bernstein Diversified Value	0.95%
EQ/Calvert Socially Responsible†	1.05%
EQ/Capital Guardian International†	1.20%
EQ/Capital Guardian Research†	0.95%
EQ/Capital Guardian U.S. Equity†	0.95%
EQ/FI Small/Mid Cap Value	1.10%
EQ/Small Company Index	0.85%

The Manager may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within five years (or three years for certain Portfolios, as indicated by a “†” in the above table) of the payment being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses.

EQ Advisors Trust	Management of the Trust	35

4. Fund distribution arrangements

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) serves as one of the distributors for the Class IB shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IA shares. AXA Distributors, LLC (“AXA Distributors”) serves as the other distributor for the Class IB shares of the Trust as well as for the Class IA shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio’s average daily net assets. Over time, the fees will increase your cost of investing and may cost you more than other types of charges.

36	Fund distribution arrangements	EQ Advisors Trust

5. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of a Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies, which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Portfolio shares by Contractholders. The Trust and the Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the Portfolio’s other shareholders or would disrupt the management of the Portfolio.

The Trust’s polices and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all shareholders uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•	The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all shareholders.

•	The limits on our ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions on an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

AXA Equitable currently considers transfers into and out of (or vice versa) a Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s aggregate deposits or aggregate redemptions exceed a certain threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected

EQ Advisors Trust	Buying and selling shares	37

Contract. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular Portfolio.

38	Buying and selling shares	EQ Advisors Trust

6. How portfolio shares are priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•	A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is placed by an insurance company or qualified retirement plan.

•	A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold.

Generally, Portfolio securities are valued as follows:

•	Equity securities – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) – based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) – amortized cost (which approximates market value).

•	Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Board of Trustees of the Trust at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates. Because foreign securities sometimes trade on days when a Portfolio’s shares are not priced, the value of a Portfolio’s investment that includes such securities may change on days when shares of the Portfolio cannot be purchased or redeemed.

•	Options – last sales price or, if not available, previous day’s sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•	Investment Company Securities – shares of open-end mutual funds held by a Portfolio will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•	Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value of fund shares is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of fund shares is determined, may be reflected in the Trust’s calculations of net asset values for certain Portfolios when the Trust deems that the event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that the fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to traders seeking to take advantage of information available to them that is not the basis of Trust valuation actions, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

EQ Advisors Trust	How portfolio shares are priced	39

7. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolios.

Tax Consequences

Each Portfolio of the Trust is treated as a separate entity and intends to qualify to be treated as a regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (Portfolio) level. They pass through their income and gains to their shareholders by making distributions. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and distribution requirements. Although the Trust intends that each Portfolio will be operated to have no federal tax liability, if any Portfolio has any federal tax liability, that could hurt the investment performance. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes that could reduce its investment performance.

It is important for each Portfolio to maintain its regulated investment company status (and satisfy certain other requirements) because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance contracts. If a Portfolio failed to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through that Portfolio could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. AXA Equitable, in its capacity as Administrator and Manager, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

40	Dividends and other distributions and tax consequences	EQ Advisors Trust

8. Glossary of Terms

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Capital gain distributions — Payments to a Portfolio’s shareholders of profits earned from selling securities in that Portfolio. Capital gain distributions are usually paid once a year.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in comparable interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Portfolio on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield — The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

EQ Advisors Trust	Glossary of Terms	41

9. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for the Trust’s Class IA and Class IB shares. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio’s operations). The information below for the Class IA and Class IB shares has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2004 appears in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

EQ/Alliance Intermediate Government Securities Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2004	2003(d)	2002	2001(d)	2000(d)	2004	2003(d)	2002	2001(d)	2000(d)
Net asset value, beginning of year	$10.11	$10.30	$9.88	$9.46	$9.18	$10.05	$10.24	$9.83	$9.43	$9.15

Income from investment operations:
Net investment income	0.32	0.26	0.27	0.37	0.55	0.28	0.23	0.21	0.35	0.52
Net realized and unrealized gain (loss) on investments	(0.09)	(0.02)	0.60	0.41	0.30	(0.08)	(0.02)	0.64	0.39	0.31

Total from investment operations	0.23	0.24	0.87	0.78	0.85	0.20	0.21	0.85	0.74	0.83

Less distributions:
Dividends from net investment income	(0.33)	(0.33)	(0.24)	(0.36)	(0.56)	(0.30)	(0.30)	(0.23)	(0.34)	(0.54)
Distributions from realized gains	(0.01)	(0.10)	(0.21)	—	(0.01)	(0.01)	(0.10)	(0.21)	—	(0.01)

Total dividends and distributions	(0.34)	(0.43)	(0.45)	(0.36)	(0.57)	(0.31)	(0.40)	(0.44)	(0.34)	(0.55)

Net asset value, end of year	$10.00	$10.11	$10.30	$9.88	$9.46	$9.94	$10.05	$10.24	$9.83	$9.43

Total return	2.13%	2.45%	8.81%	8.23%	9.27%	1.97%	2.10%	8.58%	7.98%	8.99%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$296,399	$344,547	$391,662	$241,071	$142,822	$595,497	$630,578	$545,598	$204,870	$71,267
Ratio of expenses to average net assets	0.56%	0.57%	0.59%	0.62%	0.58%	0.81%	0.82%	0.84%	0.87%	0.83%
Ratio of net investment income to average net assets	2.95%	2.51%	3.20%	4.84%	5.83%	2.70%	2.26%	2.95%	4.59%	5.55%
Portfolio turnover rate	274%	477%	622%	463%	541%	274%	477%	622%	463%	541%

42	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Alliance International Portfolio(g)(j)

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2004	2003	2002	2001	2000(d)		2004	2003	2002	2001	2000(d)
Net asset value, beginning of year	$9.62	$7.24	$8.03	$10.62	$15.03		$9.50	$7.13	$7.94	$10.55	$14.96

Income (loss) from investment operations:
Net investment income (loss)	0.13	0.11	0.01	0.02	(0.01)		0.10	0.07	0.01	— #	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.64	2.43	(0.80)	(2.42)	(3.33)		1.61	2.44	(0.82)	(2.42)	(3.33)

Total from investment operations	1.77	2.54	(0.79)	(2.40)	(3.34)		1.71	2.51	(0.81)	(2.42)	(3.34)

Less distributions:
Dividends from net investment income	(0.22)	(0.16)	—	—	(0.05)		(0.19)	(0.14)	—	—	(0.05)
Distributions from realized gains	—	—	—	(0.19)	(1.02)		—	—	—	(0.19)	(1.02)

Total dividends and distributions	(0.22)	(0.16)	—	(0.19)	(1.07)		(0.19)	(0.14)	—	(0.19)	(1.07)

Net asset value, end of year	$11.17	$9.62	$7.24	$8.03	$10.62		$11.02	$9.50	$7.13	$7.94	$10.55

Total return	18.51%	35.28%	(9.84)%	(22.88)%	(22.77)%		18.10%	35.27%	(10.20)%	(23.23)%	(22.86)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,212,207	$1,091,319	$876,907	$167,610	$228,325		$667,930	$488,571	$205,496	$36,054	$37,171
Ratio of expenses to average net assets:
After waivers	0.85%	0.85%	1.02%	N/A	N/A		1.10%	1.10%	1.27%	N/A	N/A
After waivers and fees paid indirectly	0.83%	0.85%	1.00%	N/A	N/A		1.08%	1.10%	1.25%	N/A	N/A
Before waivers and fees paid indirectly	0.85%	0.87%	1.04%	1.10%	1.16	%(c)	1.10%	1.12%	1.29%	1.35%	1.41	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers	1.28%	1.29%	0.60%	N/A	N/A		1.03%	1.04%	0.35%	N/A	N/A
After waivers and fees paid indirectly	1.30%	1.29%	0.62%	N/A	N/A		1.05%	1.04%	0.37%	N/A	N/A
Before waivers and fees paid indirectly	1.28%	1.27%	0.58%	0.17%	(0.03	)%(c)	1.03%	1.02%	0.33%	(0.08)%	(0.28	)%(c)
Portfolio turnover rate	60%	59%	47%	77%	80%		60%	59%	47%	77%	80%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment income (loss)	$— #	$— #	N/A	N/A	N/A		$— #	$— #	N/A	N/A	N/A

EQ Advisors Trust	Financial Highlights	43

Financial Highlights (cont’d)

EQ/Bernstein Diversified Value Portfolio(f)

	Class IA				Class IB
	Year Ended December 31,			May 18, 2001* to December 31, 2001	Year Ended December 31,
	2004	2003	2002		2004	2003	2002	2001	2000
Net asset value, beginning of period	$12.77	$10.03	$11.77	$12.26	$12.76	$10.03	$11.77	$11.73	$12.06

Income from investment operations:
Net investment income	0.20	0.18	0.18	0.11	0.18	0.15	0.14	0.11	0.09
Net realized and unrealized gain (loss) on investments	1.55	2.73	(1.76)	(0.26)	1.53	2.73	(1.74)	0.25	(0.33)

Total from investment operations	1.75	2.91	(1.58)	(0.15)	1.71	2.88	(1.60)	0.36	(0.24)

Less distributions:
Dividends from net investment income	(0.22)	(0.17)	(0.16)	(0.13)	(0.18)	(0.15)	(0.14)	(0.11)	(0.09)
Distributions from realized gains	(0.09)	—	—	(0.21)	(0.09)	—	—	(0.21)	—

Total dividends and distributions	(0.31)	(0.17)	(0.16)	(0.34)	(0.27)	(0.15)	(0.14)	(0.32)	(0.09)

Net asset value, end of period	$14.21	$12.77	$10.03	$11.77	$14.20	$12.76	$10.03	$11.77	$11.73

Total return (b)	13.74%	29.07%	(13.42)%	(1.21)%	13.46%	28.73%	(13.61)%	3.09%	(1.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,292	$32,274	$21,214	$18,000	$2,006,001	$1,508,256	$800,212	$608,741	$176,049
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.70%	0.70%	0.69%	N/A	0.95%	0.95%	0.94%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.70%	0.70%	0.73%	0.73%	0.95%	0.95%	0.98%	0.98%	0.95%
Ratio of net investment income to average net assets:
After waivers (a)	1.74%	1.82%	1.77%	1.69%	1.49%	1.57%	1.52%	1.40%	0.91%
After waivers and fees paid indirectly (a)	1.74%	1.82%	1.78%	N/A	1.49%	1.57%	1.53%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.74%	1.82%	1.75%	1.66%	1.49%	1.57%	1.50%	1.37%	0.91%
Portfolio turnover rate	28%	21%	13%	90%	28%	21%	13%	90%	33%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$—	$— #	$— #	$— #	$—	$— #	$— #	$— #	$—

44	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Calvert Socially Responsible Portfolio

	Class IA			Class IB
	Year Ended December 31,		October 2, 2002* to December 31, 2002	Year Ended December 31,
	2004	2003		2004	2003	2002	2001	2000
Net asset value, beginning of period	$7.55	$5.88	$5.64	$7.52	$5.88	$7.99	$9.64	$10.76

Income (loss) from investment operations:
Net investment loss	— #	(0.01)	— #	(0.01)	(0.02)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	0.29	1.68	0.24	0.28	1.66	(2.10)	(1.37)	(0.34)

Total from investment operations	0.29	1.67	0.24	0.27	1.64	(2.11)	(1.39)	(0.35)

Less distributions:
Distributions from realized gains	—	—	—	—	—	—	(0.26)	(0.77)

Net asset value, end of period	$7.84	$7.55	$5.88	$7.79	$7.52	$5.88	$7.99	$9.64

Total return (b)	3.84%	28.40%	4.26%	3.59%	27.89%	(26.41)%	(14.74)%	(2.87)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$68	$65	$51	$47,244	$33,711	$11,064	$5,898	$3,922
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	0.75%	0.75%	0.70%	1.00%	1.00%	0.95%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.94%	1.20%	1.82%	1.19%	1.45%	2.07%	2.36%	2.37%
Ratio of net investment loss to average net assets:
After waivers (a)	— %‡‡	(0.20)%	(0.13)%	(0.25)%	(0.45)%	(0.38)%	(0.33)%	(0.11)%
After waivers and fees paid indirectly (a)	0.05%	(0.15)%	(0.03)%	(0.20)%	(0.40)%	(0.28)%	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.14)%	(0.60)%	(1.15)%	(0.39)%	(0.85)%	(1.40)%	(1.64)%	(1.43)%
Portfolio turnover rate	38%	54%	130%	38%	54%	130%	46%	81%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.01	$0.03	$0.02	$0.01	$0.02	$0.04	$0.08	$0.10

EQ Advisors Trust	Financial Highlights	45

Financial Highlights (cont’d)

EQ/Capital Guardian International Portfolio

	Class IA			Class IB
	Year Ended December 31,		March 25, 2002* to December 31, 2002	Year Ended December 31,
	2004	2003		2004	2003	2002	2001	2000
Net asset value, beginning of period	$9.64	$7.35	$8.77	$9.64	$7.35	$8.77	$11.28	$14.10

Income from investment operations:
Net investment income	0.09	0.07	0.05	0.08	0.05	0.06	0.04	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.24	2.34	(1.35)	1.23	2.34	(1.37)	(2.38)	(2.68)

Total from investment operations	1.33	2.41	(1.30)	1.31	2.39	(1.31)	(2.34)	(2.58)

Less distributions:
Dividends from net investment income	(0.17)	(0.12)	(0.12)	(0.14)	(0.10)	(0.11)	(0.14)	(0.07)
Distributions from realized gains	—	—	—	—	—	—	(0.03)	(0.17)

Total dividends and distributions	(0.17)	(0.12)	(0.12)	(0.14)	(0.10)	(0.11)	(0.17)	(0.24)

Net asset value, end of period	$10.80	$9.64	$7.35	$10.81	$9.64	$7.35	$8.77	$11.28

Total return (b)	13.86%	33.05%	(14.81)%	13.68%	32.54%	(15.00)%	(20.89)%	(19.19)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$74,741	$320	$84	$609,846	$357,162	$125,521	$101,683	$110,486
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%	1.20%	1.20%	1.20%	1.20%	1.20%
After waivers and fees paid indirectly (a)	0.92%	0.93%	0.92%	1.17%	1.18%	1.17%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.02%	1.06%	1.14%	1.27%	1.31%	1.39%	1.39%	1.28%
Ratio of net investment income to average net assets:
After waivers (a)	0.98%	0.90%	0.76%	0.73%	0.65%	0.51%	0.39%	0.37%
After waivers and fees paid indirectly (a)	1.01%	0.92%	0.79%	0.76%	0.67%	0.54%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.91%	0.79%	0.57%	0.66%	0.54%	0.32%	0.20%	0.29%
Portfolio turnover rate	19%	12%	23%	19%	12%	23%	38%	26%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01	$0.02	$0.02

46	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Capital Guardian Research Portfolio(h)

	Class IA			Class IB
	Year Ended December 31,		March 25, 2002* to December 31, 2002	Year Ended December 31,
	2004(d)	2003		2004(d)	2003	2002	2001	2000
Net asset value, beginning of period	$10.75	$8.22	$10.84	$10.76	$8.22	$10.93	$11.18	$10.69

Income from investment operations:
Net investment income	0.10	0.05	0.11	0.07	0.03	0.04	0.02	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.11	2.54	(2.71)	1.10	2.55	(2.73)	(0.25)	0.59

Total from investment operations	1.21	2.59	(2.60)	1.17	2.58	(2.69)	(0.23)	0.63

Less distributions:
Dividends from net investment income	(0.10)	(0.06)	(0.02)	(0.07)	(0.04)	(0.02)	(0.02)	(0.04)
Distributions from realized gains	—	—	—	—	—	—	—	(0.10)

Total dividends and distributions	(0.10)	(0.06)	(0.02)	(0.07)	(0.04)	(0.02)	(0.02)	(0.14)

Net asset value, end of period	$11.86	$10.75	$8.22	$11.86	$10.76	$8.22	$10.93	$11.18

Total return (b)	11.28%	31.55%	(23.94)%	10.89%	31.41%	(24.62)%	(2.04)%	5.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$523	$210	$82	$1,028,221	$877,404	$563,396	$111,944	$77,959
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.65%	0.68%	0.18%	0.90%	0.93%	0.43%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.70%	0.72%	0.81%	0.95%	0.97%	1.06%	1.05%	1.06%
Ratio of net investment income to average net assets:
After waivers (a)	0.82%	0.63%	0.75%	0.57%	0.38%	0.50%	0.26%	0.47%
After waivers and fees paid indirectly (a)	0.87%	0.65%	1.27%	0.62%	0.40%	1.02%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.82%	0.61%	0.64%	0.57%	0.36%	0.39%	0.16%	0.37%
Portfolio turnover rate	20%	24%	222%	20%	24%	222%	30%	38%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$0.01	$— #	$— #	$— #	$0.01	$0.01

EQ Advisors Trust	Financial Highlights	47

Financial Highlights (cont’d)

EQ/Capital Guardian U.S. Equity Portfolio(i)

	Class IA			Class IB
	Year Ended December 31,		March 25, 2002* to December 31, 2002	Year Ended December 31,
	2004	2003		2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.57	$7.77	$10.12	$10.57	$7.77	$10.22	$10.46	$10.32

Income from investment operations:
Net investment income	0.06	0.03	0.05	0.05	0.02	0.03	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.95	2.82	(2.35)	0.93	2.81	(2.45)	(0.24)	0.30

Total from investment operations	1.01	2.85	(2.30)	0.98	2.83	(2.42)	(0.21)	0.35

Less distributions:
Dividends from net investment income	(0.08)	(0.05)	(0.05)	(0.05)	(0.03)	(0.03)	(0.03)	(0.05)
Distributions from realized gains	—	—	—	—	—	—	— #	(0.16)

Total dividends and distributions	(0.08)	(0.05)	(0.05)	(0.05)	(0.03)	(0.03)	(0.03)	(0.21)

Net asset value, end of period	$11.50	$10.57	$7.77	$11.50	$10.57	$7.77	$10.22	$10.46

Total return (b)	9.58%	36.72%	(22.77)%	9.30%	36.38%	(23.68)%	(2.01)%	3.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,152	$1,359	$93	$1,040,979	$752,983	$273,334	$198,364	$136,485
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.68%	0.68%	0.66%	0.93%	0.93%	0.91%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.70%	0.72%	0.77%	0.95%	0.97%	1.02%	1.01%	1.01%
Ratio of net investment income to average net assets:
After waivers (a)	0.74%	0.60%	0.68%	0.49%	0.35%	0.43%	0.32%	0.60%
After waivers and fees paid indirectly (a)	0.76%	0.62%	0.72%	0.51%	0.37%	0.47%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.74%	0.58%	0.61%	0.49%	0.33%	0.36%	0.26%	0.54%
Portfolio turnover rate	19%	15%	30%	19%	15%	30%	36%	43%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$— #	$— #	$— #	$— #	$— #	$0.01

48	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Equity 500 Index Portfolio(e)

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2004	2003	2002	2001(d)	2000(d)	2004	2003	2002	2001(d)	2000(d)
Net asset value, beginning of year	$21.38	$16.92	$22.05	$25.34	$29.57	$21.28	$16.84	$21.95	$25.22	$29.50

Income from investment operations:
Net investment income	0.39	0.28	0.26	0.26	0.25	0.31	0.19	0.18	0.20	0.16
Net realized and unrealized gain (loss) on investments	1.85	4.47	(5.15)	(3.28)	(3.13)	1.86	4.49	(5.09)	(3.26)	(3.11)

Total from investment operations	2.24	4.75	(4.89)	(3.02)	(2.88)	2.17	4.68	(4.91)	(3.06)	(2.95)

Less distributions:
Dividends from net investment income	(0.38)	(0.29)	(0.22)	(0.25)	(0.19)	(0.32)	(0.24)	(0.18)	(0.19)	(0.17)
Distributions from realized gains	—	—	(0.02)	(0.02)	(1.16)	—	—	(0.02)	(0.02)	(1.16)

Total dividends and distributions	(0.38)	(0.29)	(0.24)	(0.27)	(1.35)	(0.32)	(0.24)	(0.20)	(0.21)	(1.33)

Net asset value, end of year	$23.24	$21.38	$16.92	$22.05	$25.34	$23.13	$21.28	$16.84	$21.95	$25.22

Total return	10.50%	28.14%	(22.19)%	(11.95)%	(9.58)%	10.21%	27.83%	(22.39)%	(12.15)%	(9.81)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,633,378	$1,560,563	$1,256,522	$1,775,556	$2,106,901	$1,951,348	$1,589,054	$860,185	$925,533	$928,578
Ratio of expenses to average net assets	0.30%	0.31%	0.32%	0.31%	0.32%	0.55%	0.56%	0.57%	0.56%	0.57%
Ratio of net investment income to average net assets	1.75%	1.48%	1.30%	1.08%	0.87%	1.50%	1.23%	1.05%	0.83%	0.58%
Portfolio turnover rate	1%	— ‡%	8%	3%	17%	1%	— ‡%	8%	3%	17%

EQ Advisors Trust	Financial Highlights	49

Financial Highlights (cont’d)

EQ/FI Small/Mid Cap Value Portfolio

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2004(d)	2003	2002	2001	2000(d)		2004(d)	2003	2002	2001	2000(d)
Net asset value, beginning of year	$13.09	$9.85	$11.61	$11.21	$10.76		$13.08	$9.84	$11.61	$11.22	$10.78

Income from investment operations:
Net investment income	0.03	0.09	0.11	0.12	0.10		— #	0.06	0.07	0.06	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.20	3.22	(1.79)	0.36	0.48		2.19	3.22	(1.78)	0.39	0.43

Total from investment operations	2.23	3.31	(1.68)	0.48	0.58		2.19	3.28	(1.71)	0.45	0.55

Less distributions:
Dividends from net investment income	—	(0.07)	(0.08)	(0.08)	(0.13)		—	(0.04)	(0.06)	(0.06)	(0.11)
Distributions from realized gains	(1.27)	—	—	—	—		(1.27)	—	—	—	—

Total dividends and distributions	(1.27)	(0.07)	(0.08)	(0.08)	(0.13)		(1.27)	(0.04)	(0.06)	(0.06)	(0.11)

Net asset value, end of year	$14.05	$13.09	$9.85	$11.61	$11.21		$14.00	$13.08	$9.84	$11.61	$11.22

Total return	18.14%	33.58%	(14.49)%	4.29%	5.48%		17.84%	33.36%	(14.77)%	4.04%	5.13%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,178	$26,522	$18,779	$18,087	$7,269		$1,438,673	$1,097,892	$646,958	$429,560	$153,232
Ratio of expenses to average net assets:
After waivers	0.82%	0.85%	0.85%	0.85%	0.82	%(c)	1.07%	1.10%	1.10%	1.10%	1.07	%(c)
After waivers and fees paid indirectly	0.80%	0.79%	0.83%	N/A	N/A		1.05%	1.04%	1.08%	N/A	N/A
Before waivers and fees paid indirectly	0.82%	0.85%	0.85%	0.86%	0.87	%(c)	1.07%	1.10%	1.10%	1.11%	1.12	%(c)
Ratio of net investment income to average net assets:
After waivers	0.21%	0.75%	1.00%	1.28%	1.42	%(c)	(0.04)%	0.50%	0.75%	1.03%	1.17	%(c)
After waivers and fees paid indirectly	0.23%	0.81%	1.02%	N/A	N/A		(0.02)%	0.56%	0.77%	N/A	N/A
Before waivers and fees paid indirectly	0.21%	0.75%	1.00%	1.27%	1.37	%(c)	(0.04)%	0.50%	0.75%	1.02%	1.12	%(c)
Portfolio turnover rate	74%	160%	98%	106%	196%		74%	160%	98%	106%	196%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—	$— #	$0.01		$—	$—	$—	$— #	$—

50	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/MFS Emerging Growth Companies Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2004(d)	2003	2002	2001	2000	2004(d)	2003	2002	2001	2000
Net asset value, beginning of year	$11.80	$9.10	$13.82	$20.91	$27.40	$11.64	$9.00	$13.70	$20.78	$27.33

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.01)	(0.02)	0.07	0.04	(0.04)	(0.04)	(0.05)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.53	2.71	(4.70)	(7.16)	(5.13)	1.51	2.68	(4.65)	(7.04)	(5.13)

Total from investment operations	1.52	2.70	(4.72)	(7.09)	(5.09)	1.47	2.64	(4.70)	(7.08)	(5.15)

Less distributions:
Distributions from realized gains	—	—	—	— #	(1.40)	—	—	—	— #	(1.40)

Net asset value, end of year	$13.32	$11.80	$9.10	$13.82	$20.91	$13.11	$11.64	$9.00	$13.70	$20.78

Total return	12.88%	29.67%	(34.15)%	(33.89)%	(18.56)%	12.63%	29.33%	(34.31)%	(34.06)%	(18.83)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,988	$27,996	$22,611	$43,918	$72,889	$958,680	$935,920	$758,033	$1,363,276	$2,142,512
Ratio of expenses to average net assets:
After waivers	N/A	N/A	N/A	N/A	0.70%	N/A	N/A	N/A	N/A	0.95%
After waivers and fees paid indirectly	0.66%	0.71%	0.72%	N/A	N/A	0.91%	0.96%	0.97%	N/A	N/A
Before waivers and fees paid indirectly	0.71%	0.72%	0.73%	0.72%	0.70%	0.96%	0.97%	0.98%	0.97%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers	N/A	N/A	N/A	N/A	0.15%	N/A	N/A	N/A	N/A	(0.11)%
After waivers and fees paid indirectly	(0.05)%	(0.09)%	(0.16)%	N/A	N/A	(0.30)%	(0.34)%	(0.41)%	N/A	N/A
Before waivers and fees paid indirectly	(0.10)%	(0.10)%	(0.17)%	0.02%	0.14%	(0.35)%	(0.35)%	(0.42)%	(0.23)%	(0.11)%
Portfolio turnover rate	101%	105%	110%	278%	203%	101%	105%	110%	278%	203%

EQ Advisors Trust	Financial Highlights	51

Financial Highlights (cont’d)

EQ/Small Company Index Portfolio

	Class IA			Class IB
	Year Ended December 31,		March 25, 2002* to December 31, 2002	Year Ended December 31
	2004	2003(d)		2004	2003(d)	2002	2001	2000
Net asset value, beginning of period	$10.47	$7.19	$9.32	$10.47	$7.19	$9.15	$9.03	$10.85

Income from investment operations:
Net investment income	0.08	0.07	0.05	0.07	0.04	0.04	0.06	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.79	3.26	(2.12)	1.77	3.26	(1.96)	0.13	(0.55)

Total from investment operations	1.87	3.33	(2.07)	1.84	3.30	(1.92)	0.19	(0.46)

Less distributions:
Dividends from net investment income	(0.09)	(0.05)	(0.06)	(0.06)	(0.02)	(0.04)	(0.05)	(0.08)
Distributions from realized gains	(0.38)	—	—	(0.38)	—	—	(0.02)	(1.28)

Total dividends and distributions	(0.47)	(0.05)	(0.06)	(0.44)	(0.02)	(0.04)	(0.07)	(1.36)

Net asset value, end of period	$11.87	$10.47	$7.19	$11.87	$10.47	$7.19	$9.15	$9.03

Total return (b)	17.97%	46.30%	(22.23)%	17.67%	45.94%	(20.96)%	2.12%	(3.43)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,361	$7,462	$87	$480,368	$319,634	$99,391	$82,203	$72,747
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.38%	0.60%	0.60%	0.63%	0.85%	0.85%	0.82%	0.75%
Before waivers and reimbursements (a)	0.38%	0.60%	0.60%	0.63%	0.85%	0.85%	0.82%	0.93%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.94%	0.75%	0.91%	0.69%	0.50%	0.66%	0.74%	0.73%
Before waivers and reimbursements (a)	0.94%	0.75%	0.91%	0.69%	0.50%	0.66%	0.73%	0.55%
Portfolio turnover rate	21%	32%	29%	21%	32%	29%	36%	59%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—	$—	$—	$—	$— #	$0.02

52	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

*	Commencement of Operations.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(d)	Net investment income and capital changes per share are based on monthly average shares outstanding.
(e)	On October 6, 2000, this Portfolio received, through a substitution transaction, the assets and liabilities of the BT Equity 500 Index Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 2000 through August 31, 2000 is that of the predecessor Alliance Equity Index Portfolio. Information prior to the year ended December 31, 2000 includes the results of operations of the predecessor BT Equity 500 Index Portfolio.
(f)	On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Lazard Large Cap Value Portfolio.
(g)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Global Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance International Portfolio.
(h)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MFS Research Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(i)	On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP New Dimensions Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian U.S. Equity Portfolio.
(j)	On May 2, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/International Equity Index Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Alliance International Portfolio.

EQ Advisors Trust	Financial Highlights	53

If you would like more information about the Portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports – Includes more information about the Portfolios’ performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) – Provides more detailed information about the Portfolios, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

Portfolio Holdings – A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

To order a free copy of a portfolio’s SAI and/or Annual and Semi-Annual Report,

contact your financial professional, or the portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the portfolios are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102.

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2005 EQ Advisors Trust